Investment Strategy	Apr. 23, 2026
E*TRADE No Fee Large Cap Index Fund | E*TRADE No Fee Large Cap Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following is hereby added as the last paragraph in: (i) the section of each Summary Prospectus entitled "Principal Investment Strategies"; (ii) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee Large Cap Index Fund—Principal Investment Strategies"; (iii) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee Total Market Index Fund—Principal Investment Strategies"; and (iv) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee International Index Fund—Principal Investment Strategies":

The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined under the 1940 Act, solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes "non-diversified" due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

E*TRADE No Fee Total Market Index Fund | E*TRADE No Fee Total Market Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following is hereby added as the last paragraph in: (i) the section of each Summary Prospectus entitled "Principal Investment Strategies"; (ii) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee Large Cap Index Fund—Principal Investment Strategies"; (iii) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee Total Market Index Fund—Principal Investment Strategies"; and (iv) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee International Index Fund—Principal Investment Strategies":

The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined under the 1940 Act, solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes "non-diversified" due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

E*TRADE No Fee International Index Fund | E*TRADE No Fee International Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following is hereby added as the last paragraph in: (i) the section of each Summary Prospectus entitled "Principal Investment Strategies"; (ii) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee Large Cap Index Fund—Principal Investment Strategies"; (iii) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee Total Market Index Fund—Principal Investment Strategies"; and (iv) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee International Index Fund—Principal Investment Strategies":

The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined under the 1940 Act, solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes "non-diversified" due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.